Intangible Assets	6 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

9. INTANGIBLE ASSETS

As of December 31, 2024 and June 30, 2024, intangible assets consisted of the following:

	As of December 31,	As of June 30,
	2024	2024
Copyright licenses	$1,950,763	$1,959,379
	1,950,763	1,959,379
Less: accumulated amortization	(894,100)	(898,049)
Less: impairment for production copyright	(1,056,663)	(1,061,330)
	$-	$-

Copyright Licenses of Move It

Currently, the MOVE IT project is losing money, and the carrying value of the amortizable intangible asset could not be recoverable due to the poor financial performance, including declining customer numbers. As of December 31, 2024, the production copyright was fully impaired.

For the six months ended December 31, 2024 and 2023, amortization expenses amounted to $nil and $6,911, respectively.